CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022 HKD ($)
Concentration Risk [Line Items]
Currency Appreciation (Depreciation), Percentage	(8.20%)	2.30%	6.30%
China | Maximum
Concentration Risk [Line Items]
Deposits in the licensed banks | ¥	¥ 500
Hong Kong | Maximum
Concentration Risk [Line Items]
Deposits in the licensed banks | $				$ 500